SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Contract liabilities	$ 132,492	$ 1,419,596	$ 1,111,771
Addition		841,528	800,328
Recognized as revenue	(129,219)	(2,160,788)	(546,190)
Foreign currency translation adjustments	(3,273)	32,156	53,687
Contract liabilities		$ 132,492	$ 1,419,596